Summary of performance-based share options activities (Detail) (Performance-based share options [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Performance-based share options [Member]
Granted
Number of Shares	162,000	838,530	9,566,660
Weighted Average Exercise Price	$ 4.11
Exercised
Stock Issued During Period Shares Stock Options Exercised	(393,440)
Weighted Average Exercise Price	$ 1.93
Share-based Compensation, Forfeited or cancelled [Abstract]
Number of Shares	(1,372,740)
Weighted Average Exercise Price	$ 2.01
Number of Shares Outstanding	9,083,215	10,687,395
Weighted Average Exercise Price Outstanding	$ 2.00	$ 2.03
Weighted Average Remaining Contractual Term(years) Outstanding	1.91	2.90
Aggregate Intrinsic Value Outstanding	$ 4,026,742	$ 28,821,035
Number of shares, Vested and expected to vest	8,688,021
Weighted Average Exercise Price, Vested and expected to vest	$ 2.07
Weighted Average Remaining Contractual Term(years), Vested and expected to vest	1.98
Aggregate Intrinsic Value, Vested and expected to vest	3,918,445
Number of shares, Exercisable	3,502,350
Weighted Average Exercise Price, Exercisable	$ 1.80
Weighted Average Remaining Contractual Term(years), Exercisable	1.54
Aggregate Intrinsic Value, Exercisable	$ 2,499,846